Related party transactions - Major Related Party Transaction (Details) - Related Party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses allocated from/(to) related parties:
Redemption of long-term investments by Relx Inc. and Sunnyheart Inc.			¥ 588,872
Equipment leasing to related parties	¥ 508
Investment in associates	330
Others	149
Total	1,263,330	¥ 1,032,756	944,096
Relx Inc.
Expenses allocated from/(to) related parties:
Expenses allocated to Relx Inc.'s operations	(36,455)	(41,842)	(13,370)
Expenses allocated from Relx Inc.'s operations	33,812	22,954	2,696
Entity within Relx Inc.'s operations	1,255,330	1,038,224	293,530
Purchase from entity within Relx Inc.'s operations	204	5,986	71,156
Other related parties
Expenses allocated from/(to) related parties:
Entity within Relx Inc.'s operations	989
Purchase from entity within Relx Inc.'s operations	¥ 8,463	¥ 7,434	¥ 1,212